CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (28,836,400)	$ (18,343,981)	$ (34,515,754)	$ (20,710,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	446,449	389,538	790,529	505,898
Stock-based compensation	794,646	1,064,687	1,866,095	2,490,409
Inventory reserve adjustments		28,012	28,012	840,467
Amortization of debt discount		1,531,541	2,381,617	416,636
Amortization of deferred financing costs	28,433	407,120	590,740	105,924
Debt issuance costs expensed under fair value option	161,380
Operating lease right-of-use asset		188,776	383,753	319,426
Change in fair value of warrant liabilities	(110,314)	(1,786,512)	(2,109,904)	(1,766,513)
Change in fair value of derivative liability	(37,900)	0	(141,100)	0
Change in fair value of convertible note receivable	11,400	0
Change in fair value of notes payable	1,166,373	0
Change in fair value of SEPA liability	260,507
Loss on issuance of notes payable	1,474,096
Loss on issuance of SEPA	2,582,724
Loss on extinguishment of notes payable	6,873,335	10,293,834	20,504,307	0
SEPA fees and issuance costs	1,075,000
Gain on sale of intellectual property intangible assets	(8,961,872)	0
Loss on impairment of inventories, property and equipment and operating lease right-of-use asset	6,064,823
Interest expense recognized on remeasurement of preferred stock liability	10,398,050
Changes in operating assets and liabilities:
Accounts receivable		409,004	482,279	(155,079)
Inventories		(203,429)	(203,494)	(1,613,781)
Prepaid expenses and other current assets	(97,647)	(738,424)	(6,494)	(268,118)
Accounts payable	776,714	916,495	1,585,696	2,715,504
Accrued expenses	2,181,068	1,702,104	2,108,562	116,001
Contract liabilities		(6,400)	(6,400)	(148,350)
Operating lease liability	(237,369)	(174,592)	(355,385)	(388,141)
Net cash used in operating activities	(3,986,504)	(4,322,227)	(6,616,941)	(17,540,163)
Cash Flows from Investing Activities:
Payment for acquisition	(600,000)			(1,167,751)
Payments under convertible note receivable	(650,000)
Net cash used in investing activities	(1,250,000)			(1,167,751)
Cash Flows from Financing Activities:
Proceeds from note borrowings	5,399,708		1,796,824
Repayments of notes payable	(1,024,898)
Payments of notes issuance and SEPA issuance costs	(236,380)	(21,500)
Proceeds received from settlement	1,000,000
Restricted stock units withheld for tax withholdings	(173)	(72,587)	(73,204)	(33,903)
Proceeds from issuance of common stock		200,000	200,000
Shareholder advances		644,936	644,936
Proceeds from the issuance of pre-funded warrants		1,539,866	2,180,522
Proceeds from issuance of Legacy Nuburu convertible promissory notes				4,100,000
Proceeds from issuance of June 2023 Senior Convertible Notes and Warrants				9,225,000
Proceeds from issuance of November 2023 Junior Notes and Warrants (net of original issue discount)				5,000,000
Proceeds from the exercise of stock options				6,999
Proceeds from reverse recapitalization				3,243,079
Proceeds from the issuance of preferred stock				5,000
Payment of transaction costs related to the reverse recapitalization				(4,734,913)
Repayment of related party convertible promissory notes				(675,000)
Payment of deferred financing costs			(71,500)	(259,899)
Net cash provided by financing activities	5,138,257	2,290,715	4,677,578	17,976,360
NET CHANGE IN CASH DURING THE PERIOD	(98,247)	(2,031,512)	(1,939,363)	(731,554)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	209,337	2,148,700	2,148,700	2,880,254
CASH AND CASH EQUIVALENTS - END OF PERIOD	111,090	117,188	209,337	2,148,700
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	83,418
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Right-of-use assets obtained in exchange for new operating lease liabilities				263,939
Transfer of property and equipment from prepaid expenses				198,600
Issuance of Common Stock upon conversion of preferred stock				65
Issuance of Common Stock upon extinguishment or conversion of notes payable	9,416,186	13,356,412	25,051,755
Issuance of Common Stock in connection with the SEPA commitment fee	545,309
Extinguishment of existing unsecured promissory note and accrued interest through issuance of convertible note	2,108,523
Transaction costs related to the reverse recapitalization not yet paid	1,007,439	1,007,439	1,007,439	1,007,439
Shares issued for services included in prepaid expenses and OCA	709,167
Debt issuance costs included in accounts payable and accrued expenses	127,000	697,563
Issuance of promissory note for replacement of shareholder advance	545,000
Stock-based compensation expense included in accrued expenses	50,000
Issuance of Common Stock upon exercise of pre-funded warrants	934
Deemed dividend in connection with modification of pre-funded warrants	$ 936
Transfer of property and equipment from inventory		154,971	154,971	430,666
Purchase of property and equipment in accounts payable and accrued expenses		$ 540,028	431,970	540,028
Deferred financing costs included in accounts payable and accrued expenses			$ 712,363	681,845
Issuance of Common Stock upon conversion of preferred stock in connection with the reverse recapitalization				11,575,286
Lincoln Park [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of common stock				$ 2,099,997